[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]
January 20, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Seasons Series Trust (File Nos. 333-08653 / 811-07725) SunAmerica Series Trust (File Nos. 33-52742 / 811-07238)
Dear Sir or Madam:
On behalf of the Diversified Fixed Income Portfolio, International Equity Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and the Multi-Managed Moderate Growth Portfolio, each, a series of Seasons Series Trust, and the High Yield Bond Portfolio, a series of SunAmerica Series Trust (each series, a “Fund” and collectively, the “Funds”) we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the preliminary proxy materials relating to a Special Joint Meeting of Shareholders of the Funds that is scheduled to be held on March 29, 2010 (the “Special Meeting”).
The purpose of the Special Meeting is to request that shareholders of each Fund approve a new subadvisory agreement between SunAmerica Asset Management Corp. and PineBridge Investments LLC, as described in the proxy statement.
It is anticipated that the proxy materials will be mailed to shareholders on or about February 3, 2010.
For your convenience, we note that Staff examiner Jim O’Connor reviewed similar preliminary proxy materials, filed on December 23, 2009, relating to a Special Joint Meeting of Shareholders of certain SunAmerica Income Funds and SunAmerica Equity Funds. The definitive proxy materials for such funds were filed on January 15, 2010.
If you have any questions regarding the foregoing, please do not hesitate to contact the undersigned at (212)-728-8555. If I am not available, you may reach my colleague, James Hannigan, at (212)-728-8117.

Very truly yours,
/s/ Edward Gizzi
Edward Gizzi

Enclosure